Summary of Significant Unobservable Inputs Used for Fair Value Measurements For Indexed Universal Life Equity Indexed Products Classified as Level 3 (Detail) (Equity Index Product [Member])	12 Months Ended
	Dec. 31, 2014
Minimum [Member]
Summary Of Significant Unobservable Inputs Used For Fair Value Measurements For Equity Indexed Products [Abstract]
Fair value unobservable inputs Mortality	0.00%	[1]
Fair value unobservable inputs Lapse	0.00%
Fair value unobservable inputs index Volatility	15.00%
Maximum [Member]
Summary Of Significant Unobservable Inputs Used For Fair Value Measurements For Equity Indexed Products [Abstract]
Fair value unobservable inputs Mortality	4.00%	[1]
Fair value unobservable inputs Lapse	10.00%
Fair value unobservable inputs index Volatility	25.00%

[1]	Represents the mortality for the majority of business, with policyholders ranging from 0 to 75.